Document and Entity Information	Jun. 03, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2019
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 03, 2019
Document Effective Date	Jun. 03, 2019
Prospectus Date	Aug. 28, 2018
MFS® Lifetime® 2045 Fund | A
Prospectus:
Trading Symbol	LTMAX
MFS® Lifetime® 2045 Fund | B
Prospectus:
Trading Symbol	LTMBX
MFS® Lifetime® 2045 Fund | C
Prospectus:
Trading Symbol	LTMDX
MFS® Lifetime® 2045 Fund | I
Prospectus:
Trading Symbol	LTMKX
MFS® Lifetime® 2045 Fund | R1
Prospectus:
Trading Symbol	LTMRX
MFS® Lifetime® 2045 Fund | R2
Prospectus:
Trading Symbol	LTMSX
MFS® Lifetime® 2045 Fund | R3
Prospectus:
Trading Symbol	LTMTX
MFS® Lifetime® 2045 Fund | R4
Prospectus:
Trading Symbol	LTMUX
MFS® Lifetime® 2045 Fund | R6
Prospectus:
Trading Symbol	LTMLX